Income Taxes Income Taxes - Narrative (Details) (USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Operating Loss Carryforwards [Line Items]
Non U.S. income from continuing operations before income taxes	$ 1,496,000,000	$ 1,445,000,000	$ 1,591,000,000
Advance payment to IRS			404,000,000
Advance payment to IRS - income taxes	262,000,000	262,000,000	262,000,000
Advance payment to IRS - interest on income taxes			137,000,000
Advance payment to IRS - penalties on income taxes			5,000,000
Unrecognized tax benefits that would impact effective tax rate	1,238,000,000	1,199,000,000	1,256,000,000
Unrecognized tax benefits, income tax penalties and interest expense	87,000,000	48,000,000	55,000,000
Unrecognized tax benefits, income tax penalties and interest accrued	577,000,000	548,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, upper bound	424,000,000
Tax credit carryforwards	42,000,000
Deferred tax assets, valuation allowance	6,069,000,000	5,708,000,000
Deferred tax assets, change in valuation allowance	361,000,000
Non-U.S. special deductions with indefinite carryforward period	13,217,000,000
Estimated minimum tax rate to be applied to non-U.S. special tax deductions	1.00%
Estimated maximum tax rate to be applied to non-U.S. special tax deductions	3.00%
Income and withholding taxes on repatriated earnings	15,000,000	7,000,000	6,000,000
Undistributed earnings of foreign subsidiaries	4,100,000,000	3,900,000,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	21,303,000,000
Tax Carryforwards No Expiry Date
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	26,000,000
Tax Carryforwards No Expiry Date | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	20,259,000,000
Tax Carryforwards Expiring Within Twenty Years [Member] | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,044,000,000
Tax Carryforwards Expiring Within Twenty Years [Member] | U.S. Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	245,000,000
Capital loss carryforwards	46,000,000
Tax Carryforwards Expiring Within Twenty Years [Member] | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	760,000,000
Capital loss carryforwards	8,000,000
Net operating loss, full valuation allowance | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 19,737,000,000